Accounts and Other Payable	12 Months Ended
Dec. 31, 2024
Accounts and Other Payable [Abstract]
ACCOUNTS AND OTHER PAYABLE
18.	ACCOUNTS AND OTHER PAYABLE

Accounts payable are non-interest-bearing and are normally settled on 15 to 60-day terms. Other payable are non-interest-bearing and are normally settled on 30 to 120-day terms.

Details of contract liabilities included in accounts and other payable are as follows:

	December 31,	December 31,	January 1,
	2024	2023	2023
	US$	US$	US$

Contract liabilities arising from:
Internet leads generation and marketing service income	907,480	1,256,307	225,632
Marketing and events income	94,837	56,428	76,354

	1,002,317	1,312,735	301,986

Contract liabilities include short-term advances received under the contractual arrangements with customers. The increase in contract liabilities in 2023 was mainly due to the increase in prepayments received from customers in relation to the provision of internet leads generation and marketing services at the end of the year. The decrease in contract liabilities in 2024 was mainly due to the decrease in prepayments received from customers in relation to the provision of internet leads generation and marketing services at the end of the year.